PIMCO Variable Insurance Trust

Supplement Dated March 6, 2012 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus (each dated April 29, 2011) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the second paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

Each Portfolio may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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PIMCO Variable Insurance Trust

Supplement Dated March 6, 2012 to the

PIMCO All Asset Portfolio Administrative Class Prospectus (dated April 29, 2011); PIMCO All

Asset Portfolio Advisor Class Prospectus (dated April 29, 2011); PIMCO All Asset Portfolio

Institutional Class Prospectus (dated April 29, 2011); PIMCO All Asset Portfolio Class M

Prospectus (dated April 29, 2011); PIMCO Global Multi-Asset Portfolio Administrative Class

Prospectus (dated April 29, 2011); PIMCO Global Multi-Asset Portfolio Advisor Class Prospectus

(dated April 29, 2011); PIMCO Global Multi-Asset Portfolio Institutional Class Prospectus (dated

January 9, 2012); and PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus (dated February 27, 2012) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the second paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio and each Underlying PIMCO Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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PIMCO Variable Insurance Trust

Supplement Dated March 6, 2012 to the

PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus; PIMCO

CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus; PIMCO Emerging Markets

Bond Portfolio Administrative Class Prospectus; PIMCO Emerging Markets Bond Portfolio

Advisor Class Prospectus; PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class

Prospectus; PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus; PIMCO

Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus; PIMCO Foreign

Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus; PIMCO Global Advantage

Strategy Bond Portfolio Administrative Class Prospectus; PIMCO Global Advantage Strategy

Bond Portfolio Institutional Class Prospectus; PIMCO Global Advantage Strategy Bond Portfolio

Advisor Class Prospectus; PIMCO Global Bond Portfolio (Unhedged) Administrative Class

Prospectus; PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus; PIMCO

Global Bond Portfolio (Unhedged) Advisor Class Prospectus; PIMCO High Yield Portfolio

Administrative Class Prospectus; PIMCO High Yield Portfolio Institutional Class Prospectus;

PIMCO High Yield Portfolio Advisor Class Prospectus; PIMCO Long-Term U.S. Government Portfolio

Administrative Class Prospectus; PIMCO Long-Term U.S. Government Portfolio Institutional Class

Prospectus; PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus; PIMCO Low

Duration Portfolio Administrative Class Prospectus; PIMCO Low Duration Portfolio Institutional Class

Prospectus; PIMCO Low Duration Portfolio Advisor Class Prospectus; PIMCO Money Market Portfolio

Administrative Class Prospectus; PIMCO Money Market Portfolio Institutional Class Prospectus;

PIMCO Real Return Portfolio Administrative Class Prospectus; PIMCO Real Return Portfolio

Institutional Class Prospectus; PIMCO Real Return Portfolio Advisor Class Prospectus; PIMCO

Short-Term Portfolio Administrative Class Prospectus; PIMCO Short-Term Portfolio Institutional

Class Prospectus; PIMCO Short-Term Portfolio Advisor Class Prospectus; PIMCO Total Return

Portfolio Administrative Class Prospectus; PIMCO Total Return Portfolio Institutional Class

Prospectus; PIMCO Total Return Portfolio Advisor Class Prospectus; PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus; PIMCO Unconstrained Bond Portfolio Institutional Class Prospectus and PIMCO Unconstrained Bond Portfolio Advisor Class Prospectus, (each dated April 29, 2011) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the second paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_030612

PIMCO Variable Insurance Trust

Supplement Dated March 6, 2012 to the

PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class Prospectus

(dated January 9, 2012) (the “Prospectus”), as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the second paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in the Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

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